Note 13 - Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
	March 31, 2021	March 31, 2020
	USD	USD
Cash	1,162,097	132,784
Accounts receivable	245,206	639,087
Accounts payable	28,442	45,794